OPTIONS AND WARRANTS (Schedule of Options and Warrants Exercisable and Outstanding) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding		4,542,500	5,042,500	2,587,500
Weighted Average Remaining Contractual Life (Years)	4 years 2 months 8 days	3 years 10 months 9 days
Weighted Average Exercise Price	$ 0.36	$ 0.41	$ 0.40	$ 0.35
Average Intrinsic Value	$ 579,494	$ 118,148
Share-based Payment Arrangement, Option [Member] | Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding		2,002,500
Weighted Average Remaining Contractual Life (Years)		2 years 7 months 28 days
Weighted Average Exercise Price		$ 0.25
Average Intrinsic Value		$ 118,148
Share-based Payment Arrangement, Option [Member] | Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding		2,540,000
Weighted Average Remaining Contractual Life (Years)		4 years 9 months 18 days
Weighted Average Exercise Price		$ 0.54
Average Intrinsic Value
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding		38,920,378	29,849,761	18,025,000
Weighted Average Remaining Contractual Life (Years)	3 months 26 days	3 years 4 months 13 days
Weighted Average Exercise Price	$ 0.25	$ 0.27	$ 0.23	$ 0.24
Average Intrinsic Value	$ 15,067,991	$ 2,973,660	$ 1,956,750
Warrant [Member] | Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding		36,429,835
Weighted Average Remaining Contractual Life (Years)		3 years 5 months 15 days
Weighted Average Exercise Price		$ 0.24
Average Intrinsic Value		$ 2,973,660
Warrant [Member] | Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding		2,490,543
Weighted Average Remaining Contractual Life (Years)		2 years 1 month 6 days
Weighted Average Exercise Price		$ 0.60
Average Intrinsic Value